CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)				$ (102,493,000)	$ (88,387,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	$ (33,151,000)	$ (29,787,000)		(99,162,000)	(47,235,000)
Cash Flows from Financing Activities:
Net cash used in financing activities	(73,000)	63,211,000		173,344,000	38,494,000
Net change in cash	(34,411,000)	33,313,000		72,230,000	(12,267,000)
Cash - beginning of the period	77,094,000	4,864,000		4,864,000	17,131,000
Cash - ending of the period	42,683,000	38,177,000	$ 4,864,000	77,094,000	4,864,000
SPRING VALLEY ACQUISITION CORP
Cash Flows from Operating Activities:
Net income (loss)	(15,958,891)	8,734,669	(12,971,424)	3,202,748
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	10,835,000	(9,028,000)	12,110,000	(4,511,000)
Income from investments held in Trust Account	(23,395)	(5,729)	(1,973)	(18,965)
Changes in operating assets and liabilities:
Prepaid expenses	27,803	64,998	(237,088)	135,895
Related party receivable		(25,000)
Accounts payable				(305,022)
Accounts payable	195,091
Accrued expenses	4,906,034	37,148		(9,934)
Net cash used in operating activities	(408,540)	(221,914)	(346,232)	(896,234)
Cash Flows from Financing Activities:
Payment of offering costs		(25,000)	(372,594)	(25,000)
Net cash used in financing activities		25,000	234,552,580	(25,000)
Net change in cash	(408,540)	(246,914)	1,906,348	(921,234)
Cash - beginning of the period	985,114	1,906,348		1,906,348
Cash - ending of the period	$ 576,574	$ 1,659,434	1,906,348	$ 985,114	$ 1,906,348
Supplemental disclosure of noncash financing activities:
Warrant liabilities in connection with initial public offering			22,529,000
Deferred underwriting fee payable			8,050,000
Accrued offering costs			49,934
Offering costs paid by Sponsor in exchange for Founder Shares			20,000
Offering costs paid directly through note payable			$ 124,826